Pay vs Performance Disclosure - USD ($)		3 Months Ended			12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021 and 2022 calendar years.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4) ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income ($ in millions)	Adj. EBITDA excl. LIFO(6) ($ in millions)
2022	$8,898,112	$10,124,161	$1,999,669	$2,480,774	$257.14	$162.14	391.0	582.0
2021	$5,319,454	$8,913,561	$1,405,832	$2,029,082	$217.73	$140.10	295.4	860.6
2020	$1,836,307	$2,493,004	$573,271	$561,577	$113.29	$106.01	(65.3)	125.7

Company Selected Measure Name					Adj. EBITDA, excl. LIFO
Named Executive Officers, Footnote [Text Block]					(1) Edward J. Lehner (President & CEO) served as the principal executive officer ("PEO") for the full year of each year shown.
Peer Group Issuers, Footnote [Text Block]

(5) The peer group is the S&P 500 and a metals service center peer group (the “Peer Group”), which were the indices shown in the performance graph in Item 5 of the Company’s most recent Annual Report filed on Form 10-K. While there is no nationally-recognized industry index consisting of metals service center companies, Ryerson considers its Peer Group to consist of Reliance Steel & Aluminum Co., Olympic Steel Inc. and Worthington Industries, Inc., each of which has securities listed for trading on the NASDAQ; and Russel Metals Inc., which has securities listed for trading on the Toronto Stock Exchange.

PEO Total Compensation Amount	[1]				$ 8,898,112	$ 5,319,454	[2]	$ 1,836,307	[3]
PEO Actually Paid Compensation Amount	[1],[4],[5]				$ 10,124,161	8,913,561		2,493,004	[3]
Adjustment To PEO Compensation, Footnote [Text Block]

(2) Compensation Actually Paid (CAP) is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the “Summary Compensation Table (SCT)”, with specified adjustments for pensions and stock-based compensation. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:
Year	Salary	Bonus and Non- Equity Incentive Compensation(i)	Other Compensation(ii)	SCT Total	Deductions from SCT Total (iii)	Additions to SCT Total (iv)	CAP
2022	$1,037,500	$3,950,000	$58,412	$8,898,112	-$3,852,200	$5,078,249	$10,124,161
2021	$937,500	$2,437,500	$19,504	$5,319,454(v)	-$1,924,950	$5,519,057	$8,913,561
2020(vi)	$754,615	$506,250	$16,842	$1,836,307	-$558,600	$1,215,297	$2,493,004

Adjustments to Determine Compensation "Actually Paid" for CEO	2022	2021	2020
Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the SCT	—	—	—
Increase for "Service Cost" for Pension Plans	—	—	—
Increase for "Prior Service Cost" for Pension Plans	—	—	—
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	$(3,852,200)	$(1,789,200)	$(558,600)
Deduction for Amounts Reported under the "Option Awards" Column in the SCT	—	$(135,750)	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$3,328,600	$2,946,552	$1,436,292
Increase for Fair Value of Awards Granted during year that Vest during year	—	—	—
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$784,149	$2,213,331	$409,271
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$965,500	$347,718	$(630,266)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	$11,456	—
Total Adjustments	$1,226,049	$3,594,107	$656,697

Non-PEO NEO Average Total Compensation Amount	[6]				$ 1,999,669	1,405,832		573,271	[3]
Non-PEO NEO Average Compensation Actually Paid Amount	[4],[5],[6]				$ 2,480,774	2,029,082		561,577	[3]
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2) Compensation Actually Paid (CAP) is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the “Summary Compensation Table (SCT)”, with specified adjustments for pensions and stock-based compensation. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	Salary	Bonus and Non- Equity Incentive Compensation(i)	Other Compensation(ii)	SCT Total	Deductions from SCT Total (iii)	Additions to SCT Total (iv)	CAP
2022	$426,625	$611,738	$33,132	$1,999,669	-$941,163	$1,422,268	$2,480,774
2021	$377,170	$514,668	$20,928	$1,405,832	-$516,469	$1,139,720	$2,029,082
2020(vi)	$363,542	$114,007	$107,052(vii)	$573,271	-$159,553	$147,859	$561,577

Adjustments to Determine Compensation "Actually Paid" for Non-CEO NEOs	2022	2021	2020
Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the SCT	—	(17,539)	(71,773)
Increase for "Service Cost" for Pension Plans	—	—	—
Increase for "Prior Service Cost" for Pension Plans	—	—	—
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	$(941,163)	$(417,480)	$(87,780)
Deduction for Amounts Reported under the "Option Awards" Column in the SCT	—	$(81,450)	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$813,238	$760,318	$225,060
Increase for Fair Value of Awards Granted during year that Vest during year	—	—	—
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$443,731	$331,842	$55,896
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$165,299	$45,356	$(133,097)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	$2,204	—
Total Adjustments	481,105	623,251	(11,694)

Equity Valuation Assumption Difference, Footnote [Text Block]

(3) The assumptions used in calculating the fair value of unvested stock-based awards and outstanding option awards as of December 31st of each year (or the vest date if earlier) were consistent with those used to calculate the grant date fair value, except that the expected level of achievement of any performance criteria applicable to outstanding PSUs was updated based on then-current projections taking into account actual performance through the December 31st of the applicable year (or the vest date if earlier) and the stock price was determined for all equity compensation based on the value on December 31st of the applicable year (or the vest date if earlier). The amounts shown do not constitute a promise or commitment by the Company to pay and final outcomes are likely to differ.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]					Cumulative TSR:
Compensation Actually Paid vs. Net Income [Text Block]					Net Income: (1) Net income is not used by management to evaluate business or executive performance or allocate resources.
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Adj. EBITDA, excl. LIFO(1):

(1) Adj. EBITDA, excl. LIFO is used by management to evaluate performance and allocate resources. The Company believes that the presentation of Adj. EBITDA, excl. LIFO, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. For our named executive officers, 50% of their bonus opportunity for 2022 was based on Company (“corporate”) Adj. EBITDA, excl. LIFO and the remaining 50% was based on corporate EVA for 2022. A reconciliation of these non-GAAP financial measures to the most comparable GAAP measure is included in Appendix A to this proxy statement.

Total Shareholder Return Vs Peer Group [Text Block]					Cumulative TSR vs Peer Group TSR:
Tabular List [Table Text Block]

The following table lists the most important performance measures that the Committee used to link compensation actually paid to the named executive officers to Company performance for the most recently completed fiscal year.

Most Important Performance Measures
Cumulative Adjusted EBITDA(1)(2)
Cumulative Managerial Controllable Free Cash Flow(1)
Economic Value Added (EVA)(2)

(1) Cumulative Adjusted EBITDA and Cumulative Managerial Controllable Free Cash Flow are the performance measures used for performance units (PSUs), which represents at least two-thirds of each named executive officers' LTI awards, as discussed in “Long-Term Incentive Plan (“LTIP”).

(2) For our named executive officers, 50% of their bonus opportunity for 2022 was based on Company (“corporate”) Adj. EBITDA, excl. LIFO and the remaining 50% was based on corporate EVA for 2022.

Total Shareholder Return Amount					$ 257.14	217.73		113.29
Peer Group Total Shareholder Return Amount	[7]				162.14	140.10		106.01
Net Income (Loss)					$ 391,000,000.0	$ 295,400,000		$ (65,300,000)
Company Selected Measure Amount	[8]				582,000,000.0	860,600,000		125,700,000
PEO Name					Edward J. Lehner	Edward J. Lehner		Edward J. Lehner
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name					Cumulative Adjusted EBITDA(1)(2)
Non-GAAP Measure Description [Text Block]

(6) As an additional performance measure, the Company has included Adj. EBITDA, excl. LIFO, which is used by the Company to evaluate performance and allocate resources. A reconciliation of this non-GAAP financial measure to the most comparable GAAP measure is included in Appendix A to this proxy statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name					Cumulative Managerial Controllable Free Cash Flow(1)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name					Economic Value Added (EVA)(2)
Bonus and Non- Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Closing price per share		$ 35.02	$ 17.04	$ 5.32
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 1,226,049	$ 3,594,107		$ 656,697
PEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,037,500	937,500		754,615	[3]
PEO [Member] | Bonus and Non- Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]				3,950,000	2,437,500		506,250	[3]
PEO [Member] | Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]				58,412	19,504		16,842	[3]
PEO [Member] | Deductions from Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]				(3,852,200)	(1,924,950)		(558,600)	[3]
PEO [Member] | Additions to Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]				5,078,249	5,519,057		1,215,297	[3]
PEO [Member] | Deduction For Change In Actuarial Present Values Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0		0
PEO [Member] | Increase for Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0		0
PEO [Member] | Increase for Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0		0
PEO [Member] | Deduction for Amounts Reported under the Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(3,852,200)	(1,789,200)		(558,600)
PEO [Member] | Deduction Amounts Reported under Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	(135,750)		0
PEO [Member] | Increase For Fair Value of Awards Granted During Year Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					3,328,600	2,946,552		1,436,292
PEO [Member] | Increase for Fair Value of Awards Granted during year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0		0
PEO [Member] | Increase Deduction for Change in Fair Value from prior Year end to Current Year-end of Awards Granted Prior to year Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					784,149	2,213,331		409,271
PEO [Member] | Increase deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member}
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					965,500	347,718		(630,266)
PEO [Member] | Deduction of Fair Value of Awards Granted Prior to Year that Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0		0
PEO [Member] | Increase based upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0		0
PEO [Member] | Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	11,456		0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					481,105	623,251		(11,694)
Non-PEO NEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Average Compensation Amount					426,625	377,170		363,542	[3]
Non-PEO NEO [Member] | Bonus and Non- Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Average Compensation Amount	[9]				611,738	514,668		114,007	[3]
Non-PEO NEO [Member] | Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Average Compensation Amount	[10]				33,132	20,928		107,052	[3],[13]
Non-PEO NEO [Member] | Deductions from Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Average Compensation Amount	[11]				(941,163)	(516,469)		(159,553)	[3]
Non-PEO NEO [Member] | Additions to Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Average Compensation Amount	[12]				1,422,268	1,139,720		147,859	[3]
Non-PEO NEO [Member] | Deduction For Change In Actuarial Present Values Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	(17,539)		(71,773)
Non-PEO NEO [Member] | Increase for Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0		0
Non-PEO NEO [Member] | Increase for Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0		0
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(941,163)	(417,480)		(87,780)
Non-PEO NEO [Member] | Deduction Amounts Reported under Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	(81,450)		0
Non-PEO NEO [Member] | Increase For Fair Value of Awards Granted During Year Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					813,238	760,318		225,060
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted during year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0		0
Non-PEO NEO [Member] | Increase Deduction for Change in Fair Value from prior Year end to Current Year-end of Awards Granted Prior to year Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					443,731	331,842		55,896
Non-PEO NEO [Member] | Increase deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member}
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					165,299	45,356		(133,097)
Non-PEO NEO [Member] | Deduction of Fair Value of Awards Granted Prior to Year that Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0		0
Non-PEO NEO [Member] | Increase based upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0		0
Non-PEO NEO [Member] | Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 0	$ 2,204		$ 0

[1]	(1) Edward J. Lehner (President & CEO) served as the principal executive officer ("PEO") for the full year of each year shown.
[2]	(v) In addition to the awards granted during the Company’s regular grant cycle, certain key employees were granted NSOs under the 2021 LTIP to retain key employees and reward performance. All of our named executive officers were granted NSOs.
[3]	(vi) In April 2020, the named executive officers' annual base salaries were reduced for a period of approximately six months and all scheduled annual base salary increases were cancelled due to Covid-19. In addition, compensation in 2021 reflects one-time discretionary bonuses paid to our named executive officers due to the metrics relating to the 2020 AIP being achieved below threshold, given that it was Covid-19 that caused the Company’s financial performance to fall below the 2020 AIP payout threshold, which were established before the onset of Covid-19, and in light of the Company’s extraordinary efforts against an extremely challenging backdrop as well as the need to address employee retention as it pertains to our named executive officerss.
[4]

(2) Compensation Actually Paid (CAP) is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the “Summary Compensation Table (SCT)”, with specified adjustments for pensions and stock-based compensation. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

[5]

(3) The assumptions used in calculating the fair value of unvested stock-based awards and outstanding option awards as of December 31st of each year (or the vest date if earlier) were consistent with those used to calculate the grant date fair value, except that the expected level of achievement of any performance criteria applicable to outstanding PSUs was updated based on then-current projections taking into account actual performance through the December 31st of the applicable year (or the vest date if earlier) and the stock price was determined for all equity compensation based on the value on December 31st of the applicable year (or the vest date if earlier). The amounts shown do not constitute a promise or commitment by the Company to pay and final outcomes are likely to differ.

[6]

(4) The non-PEO named executive officers included in 2020, 2021 and 2022 average compensation are: 2022: James J. Claussen, Michael J. Burbach, Mark S. Silver, and John E. Orth; 2021: James J. Claussen, Molly D. Kannan, Michael J. Burbach, Mark S. Silver, and John E. Orth and 2020: Molly D. Kannan, Michael J. Burbach, Kevin D. Richardson, Mark S. Silver and Erich S. Schnaufer. Mr. Schnaufer stepped down from all positions with the Company and its subsidiaries effective January 3, 2020. Consequently, his base salary for 2020 was prorated based on the number of days worked. Ms. Kannan was a named executive officer for 2021 and 2020 due to her service as interim PFO. Mr. Claussen was appointed EVP & CFO of the Company effective January 11, 2021.

[7]

(5) The peer group is the S&P 500 and a metals service center peer group (the “Peer Group”), which were the indices shown in the performance graph in Item 5 of the Company’s most recent Annual Report filed on Form 10-K. While there is no nationally-recognized industry index consisting of metals service center companies, Ryerson considers its Peer Group to consist of Reliance Steel & Aluminum Co., Olympic Steel Inc. and Worthington Industries, Inc., each of which has securities listed for trading on the NASDAQ; and Russel Metals Inc., which has securities listed for trading on the Toronto Stock Exchange.

[8]

(6) As an additional performance measure, the Company has included Adj. EBITDA, excl. LIFO, which is used by the Company to evaluate performance and allocate resources. A reconciliation of this non-GAAP financial measure to the most comparable GAAP measure is included in Appendix A to this proxy statement.

[9]	(i) RSUs and PSUs that vested on March 31, 2020, March 31, 2021, and March 31, 2022, vested at the closing price per share of our common stock of $5.32, $17.04, and $35.02, respectively.
[10]	(ii) Reflects “All Other Compensation” reported in the SCT for each year shown.
[11]

(iii) Includes (a) the grant date fair value of equity-based awards granted in each year reflected in the table and (b) the changes in the actuarial present value of accumulated pension benefits in the covered yeainr.

[12]

(iv) Includes the value of equity and accumulated pension benefits calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity and pension components of CAP for FY 2022 are further detailed in the supplemental tables below.

[13]

(vi) Mr. Schnaufer stepped down from all positions with the Company and its subsidiaries effective January 3, 2020. Consequently, the amount for 2020 includes Mr. Schnaufer's severance payment and base salary for 2020, which salary was prorated based on days worked.